UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07038

The Money Market Portfolios

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 03/31/15

Item 1. Schedule of Investments.

The Money Market Portfolios

Statement of Investments, March 31, 2015 (unaudited)

The Money Market Portfolio	Principal Amount*	Value
Investments 87.6%
Certificates of Deposit 14.0%
Bank of Montreal, Chicago Branch, 0.12%, 4/07/15	500,000,000	$500,000,000
Bank of Montreal, Chicago Branch, 0.12%, 4/08/15	550,000,000	550,000,000
Bank of Nova Scotia, Houston Branch, 0.06%, 4/27/15	500,000,000	500,000,000
Bank of Nova Scotia, Houston Branch, 0.12% - 0.18%, 4/01/15 - 6/15/15	545,000,000	545,002,082
The Toronto-Dominion Bank, New York Branch, 0.25%, 7/09/15	325,000,000	325,000,000
The Toronto-Dominion Bank, New York Branch, 0.19% - 0.28%, 4/08/15 - 10/02/15	730,000,000	730,000,000
Wells Fargo Bank NA, California Branch, 0.17%, 6/18/15	350,000,000	350,000,000
Total Certificates of Deposit (Cost $3,500,002,082)		3,500,002,082
[a]Commercial Paper 54.7%
Chevron Corp., 4/01/15 - 7/10/15	934,297,000	934,113,553
Coca-Cola Co., 4/27/15	4,000,000	3,999,769
Colgate-Palmolive Co., 4/08/15 - 4/28/15	830,000,000	829,974,333
Export Development Canada, 4/07/15 - 8/18/15 (Canada)	975,000,000	974,703,076
Exxon Mobil Corp., 4/02/15	410,000,000	409,997,710
Exxon Mobil Corp., 4/16/15	325,000,000	324,981,042
Exxon Mobil Corp., 4/09/15 - 4/17/15	170,000,000	169,993,622
Google Inc., 4/14/15 - 6/23/15	151,500,000	151,488,890
Johnson & Johnson, 4/01/15	150,000,000	150,000,000
Johnson & Johnson, 4/14/15	351,000,000	350,993,663
Johnson & Johnson, 4/16/15	350,000,000	349,992,708
Merck & Co. Inc., 4/20/15	35,000,000	34,998,522
Microsoft Corp., 4/08/15	140,000,000	139,997,278
National Australia Funding, 4/01/15 (Australia)	1,000,000,000	1,000,000,000
Nestle Finance International Ltd., 5/12/15 - 6/04/15 (Switzerland)	823,000,000	822,866,310
Novartis Finance Corp., 4/02/15 - 9/17/15 (Switzerland)	117,600,000	117,517,670
PepsiCo Inc., 4/20/15 - 5/29/15	1,064,600,000	1,064,512,907
Pfizer Inc., 8/13/15	447,000,000	446,717,148
Pfizer Inc., 4/30/15 - 9/24/15	622,050,000	621,904,795
Procter & Gamble Co., 5/18/15	101,000,000	100,985,495
Province of British Colombia, 4/01/15 - 9/24/15 (Canada)	451,140,000	450,989,583
Province of Ontario, 4/01/15 - 6/23/15 (Canada)	1,000,238,000	1,000,190,349
Royal Bank of Canada, 4/06/15 - 10/06/15 (Canada)	1,050,000,000	1,049,370,361
Total Capital Canada Ltd., 4/02/15 (France)	344,000,000	343,999,196
Total Capital Canada Ltd., 4/27/15 - 6/22/15 (France)	438,020,000	437,953,473
United Parcel Service Inc., 5/04/15 - 10/01/15	695,000,000	694,745,122
United Parcel Service Inc., 10/02/15	300,000,000	299,754,667
Wal-Mart Stores Inc., 4/13/15	400,870,000	400,861,834
Wal-Mart Stores Inc., 4/27/15	41,500,000	41,498,501
Total Commercial Paper (Cost $13,719,101,577)		13,719,101,577
U.S. Government and Agency Securities 18.0%
[a]FFCB, 4/01/15 - 4/09/15	325,999,000	325,997,166
[a]FHLB,
4/01/15	554,233,000	554,233,000
4/08/15	313,600,000	313,598,171
4/06/15 - 4/15/15	394,800,000	394,795,815
[a,b]International Bank for Reconstruction and Development,
4/06/15 (Supranational)	300,000,000	299,997,083
4/21/15 - 5/06/15 (Supranational)	800,000,000	799,965,945
[a]U.S. Treasury Bills,
4/09/15	750,000,000	749,998,778
4/16/15	500,000,000	499,991,771
5/07/15 - 7/16/15	200,000,000	199,991,700
8/06/15	370,000,000	369,923,041
Total U.S. Government and Agency Securities (Cost $4,508,492,470)		4,508,492,470
Total Investments before Repurchase Agreements (Cost $21,727,596,129)		21,727,596,129
[c]Repurchase Agreements 0.9%
Barclays Capital Inc., 0.06%, 4/01/15 (Maturity Value $150,000,250)
Collateralized by U.S. Treasury Notes, 1.50%, 2/28/19 (valued at $153,657,664)	150,000,000	150,000,000

Quarterly Statement of Investments | See Notes to Statement of Investments.

The Money Market Portfolios

Statement of Investments, March 31, 2015 (unaudited) (continued)
Goldman, Sachs & Co., 0.13%, 4/01/15 (Maturity Value $75,000,271)
Collateralized by U.S. Government and Agency Securities, 1.880%, 9/10/19 (valued
at $77,119,376)	75,000,000	75,000,000
HSBC Securities (USA) Inc., 0.09%, 4/01/15 (Maturity Value $5,000,013)
Collateralized by U.S. Government and Agency Securities, 0.187%, 6/12/17 (valued
at $5,100,679)	5,000,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.09%, 4/01/15 (Maturity Value $5,000,013)
Collateralized by U.S. Treasury Bond, 4.375%, 5/15/41 (valued at $5,100,041)	5,000,000	5,000,000
Total Repurchase Agreements (Cost $235,000,000)		235,000,000
Total Investments (Cost $21,962,596,129) 87.6%		21,962,596,129
Other Assets, less Liabilities 12.4%		3,109,022,186
Net Assets 100.0%		$25,071,618,315

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a The security is traded on a discount basis with no stated coupon rate.
b A supranational organization is an entity formed by two or more central governments through international treaties.
c At March 31, 2015, all repurchase agreements had been entered into on that date.

ABBREVIATIONS
Selected Portfolio

FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank

The Money Market Portfolios

Notes to Statement of Investments (unaudited)

The Money Market Portfolio

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio's Board of Trustees (the Board), the Portfolio’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board.

3. INCOME TAXES

At March 31, 2015, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2015, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. MONEY FUND REFORM

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). It will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management is currently evaluating the impact of these rule amendments. Compliance dates for the various amendments become effective during the period July 2015 through October 2016.

6. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio’s significant accounting policies, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By    /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 27, 2015

By    /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  May 27, 2015